SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)Principles of Consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and any other legal consolidated entities. All intercompany transactions and balances within the Group are eliminated upon consolidation.

(b)Use of estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the unaudited interim condensed consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s unaudited interim condensed consolidated financial statements mainly include, but are not limited to, the valuation of derivatives; depreciable lives of property, plant and equipment and intangible assets; assessment for impairment of long-lived assets and goodwill, product warranty, lease terms, shortfall volume provision, residual value guarantee and standalone selling price of each distinct performance obligation in revenue recognition. Actual results could differ from these estimates.

(c)Revenue recognition

Sales of vehicles (automobiles, e-scooters)

The Group identifies the individuals, distributors and the commercial banking partner/leasing company who purchase the vehicles as the customers in the contracts for sales of automobiles and e-scooters produced by the Group.

Contracts with customers may include lease and non-lease components, comprising various performance obligations. Accordingly, the Group allocates its purchase consideration among lease (where applicable) and non-lease components, based on the relative estimated standalone selling price in accordance with ASC 606, Revenue recognition. The sale of vehicles can be bundled with the sale of battery or the lease of battery (Note 2(f)). In such cases, variable lease payments of the battery leases are also allocated to the lease components and non-lease components on the same basis.

The Group generally determines standalone selling prices based on observable price of the goods and services – i.e., actual selling prices charged to customers for vehicles are the prices charged to customers. If the standalone selling price is not directly observable, it is estimated using appropriate data that reflects the amount of consideration to which the Group expects to be entitled in exchange for transferring the promised goods or services to the customer. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation and the lease component (where applicable), and changes in judgements on these assumptions and estimates may impact the revenue recognition. The allocated purchase consideration for the sales of vehicles (including sales of battery where applicable) is recognized in revenue at the point in time when control of the vehicles is transferred to the customers, usually upon the delivery of the vehicles.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(c)Revenue recognition (continued)

From January 2022 onwards, the Group provides extended warranty (“service-type warranty”) in addition to the manufacturer’s warranty (“assurance-type warranty”) for general repairs of defects that existed at the time of sale, which are accounted for in accordance with ASC 460, Guarantees, and the estimated costs are recorded as a liability when control of the vehicle is transferred to the customer (Note 2(d)). The Group will recognize the revenue for service-type warranty over time based on a straight-line method initially and will continue to monitor the cost pattern periodically and adjust the revenue recognition pattern to reflect the actual cost pattern as it becomes available.

The consideration recognized represents the amount received, net of estimated sales incentives to customers that the Group reasonably expects to pay. Taxes assessed by various government entities, such as special consumption and value-added taxes, collected at the time of the vehicle sale are excluded from net sales and revenue.

Any fees that are paid or payable by the Company to a customer to arrange the financing are recognized as an offset against revenue.

In 2024, the Company launched the “Vietnam Strong Spirit – For Green Future” program, offering free charging services for its EV users. The free charging program will continue until June 30, 2027 or until December 31, 2027 if customer purchase EVs with battery before March 01, 2025. Under the program, Mr. Pham is responsible for paying the battery charging costs for all eligible sales until December 31, 2024. Subsequent to December 31, 2024, the Company will be responsible for such payment. The Company acts as an agent in facilitating free charging service to its customers.

The estimated amount under the free charging program of approximately VND5,900.8 billion was based on historical charging data and will be funded by Mr. Pham. The Company has accounted it as deemed contribution from the owner in its financial statements for the year ended December 31, 2024.

Amounts billed to customers related to shipping and handling are classified as automotive sales revenue, and the Group has elected to recognize the cost for freight and shipping when control over vehicles, parts or accessories have transferred to the customer as an expense in cost of automotive sales revenue.

Deferred revenue mainly related to service-type warranties, leasing activities for batteries and maintenance services, which is equivalent to the total transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, as of the balance sheet dates. From the deferred revenue balance as of December 31, 2024 and 2023, revenue recognized during the six months ended June 30, 2025 and 2024 was VND252.1 billion (USD10.1 million) and VND65.5 billion respectively. Of the total deferred revenue as of June 30, 2025, the Group expects to recognize VND91.8 billion (USD3.7 million) of revenue in the 12 months. The remaining balance will be recognized over the performance period.

Bill-and-hold arrangement

The Group entered into bill-and-hold arrangement, whereby the Group sells vehicles to customers, and the vehicles, at the customers’ direction, are stored at the locations owned or leased by the Group for a period of time until it is transferred to the customer at a point in time in the future. Even though the vehicles remain in the Group’s possession, a sale is recognized at the point in time when the customer obtains control of the vehicles. Control in bill and hold transactions is transferred to the customer when customer’s acceptance specifications have been met, legal title has transferred, the customer has a present obligation to pay for the vehicle, and the risk and rewards of ownership have been transferred to the customer. In addition, all the following bill and hold criteria must be met in order for control to be transferred to the customer: the reason for the bill-and-hold arrangement must be substantive, the product must be identified separately as belonging to the customer, the product currently must be ready for physical transfer to the customer, and the Group does not have the ability to use the product or to direct it to another customer. The Company ceased such arrangement by 2024.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(c)Revenue recognition (continued)

Vehicle Sales with Residual Value Guarantee (“RVG”)

Vietnam market

In 2023 and 2024, the Group launched a residual value guarantee program in Vietnam in which the Group has the choice to repurchase VinFast electric vehicles from customers after a specified number of years of use at certain predetermined prices based on duration of ownership. Alternatively, the Group may choose to compensate for the deficit, i.e., the differential between the amounts recovered by the customer when sold to other third parties and the pre-determined price. If customers choose to sell to third party prior to Vinfast’s refusal, they are not entitled to the RVG i.e., Vinfast is not obligated to pay the above-mentioned difference.

The Group accounts for the program in accordance with ASC 460, Guarantees and ASC 606, Revenue from Contracts with Customers. Accordingly, the Group first bifurcates the RVG at its fair value from the transaction price and accounts for it as a guarantee liability. The residual amount of transaction price is allocated among lease (where applicable) and non-lease components as presented above.

US and Canadian market

The Group provides RVG to its commercial banking partner/leasing company in connection with its vehicle leasing programs. Under these programs, the Group originates the lease with customer and immediately transfer the lease and the underlying vehicle to commercial banking partner/leasing company. The Group is contractually obligated (or entitled) to bear the shortfall (or excess) between the resale value realized by the commercial banking partner/leasing company and a predetermined resale value. At the lease inception, the Group is required to deposit cash collateral equal to a contractual percentage of the residual value of the leased vehicles with the commercial banking partner/leasing company. The cash collateral is held in a restricted bank account owned by the commercial banking partner until it is used, as applicable, in settlement of the RVG at the end of the lease term. Cash collateral is recorded in other noncurrent assets, subject to asset impairment review at each reporting period.

The Group accounts for the vehicle leasing programs in accordance with ASC 842, Leases, ASC 460, Guarantees and ASC 606, Revenue from Contracts with Customers. Accordingly, the Group first bifurcates the RVG at its fair value from the transaction price and accounts for it as a guarantee liability. The residual amount of transaction price is allocated among performance obligations.

The guarantee liability represents the estimated amount the Group expects to pay. The Group incorporates information such as third-party residual value publications and risk of future price deterioration due to changes in market conditions in estimation of the estimated residual value guarantee liability.

Exchange of used automobiles

The Group receives used automobiles from certain customers in exchange for the new automobiles. The fair value of such non-cash consideration received from the customers is used as part of consideration and will be offset with the transaction price of new automobiles and measured when the Group obtains control of the used automobiles.

The Group estimates the fair value of the non-cash consideration by reference to its market price. If the fair value cannot be reasonably estimated, the non-cash consideration is measured indirectly by reference to the standalone selling price of the used automobiles sold by the Group.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(c)Revenue recognition (continued)

Sale of merchandise (automobiles)

Proceeds from sales of trading automobiles are recognized in revenue upon transfer of control of the merchandise to the customer and the related merchandise carrying value in inventory is recognized in cost of sales.

Sales of spare parts and components

Proceeds from sales of spare parts and components to distributors and customers are recognized in revenue at the point in time when control of the goods is transferred to the distributor or the customer, usually upon the delivery of the spare parts and components.

Rendering of services

Revenue from rendering of services, which is mainly comprised of aftersales services and charging services, is recognized over time based on the level of work completion as the outcome of all contracts can be reasonably ascertained.

Timing of payment

Payments are typically received at the point control transfers or in accordance with payment terms specified in contracts.

Contract balances under ASC 606

Trade receivables

A receivable is recognized if an amount of consideration that is unconditional is due from the customer (i.e., only the passage of time is required before payment of the consideration is due).

Contract liabilities

A contract liability is recognized if a payment is received, or a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).

(d)Warranty reserve

The Group provides a manufacturer’s warranty on all new vehicles at the time of vehicle sale. The Group accrues a warranty reserve for the vehicles sold, based on the best estimate of projected costs to repair or replace items under warranties, including recalls when identified. These estimates are primarily based on the estimation of the nature, frequency and average costs of the claims. The Group engages an independence actuary expert to assist in the determination of warranty reserve for vehicles. The estimate of warranty-related costs is revised at each reporting date. Warranty cost is recorded as a component of cost of sale in the consolidated statement of operations. The Group re-evaluates the adequacy of the warranty accrual on a regular basis.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(d)Warranty reserve (continued)

Management records and adjusts warranty reserves based on changes in estimated costs and actual warranty costs.

As the Group only commenced volume production of VinFast vehicles in June 2019, management’s experience with warranty claims regarding vehicles or with estimating warranty reserves is limited. The Group could, in the future, become subject to significant and unexpected warranty claims, resulting in significant expenses, which would in turn materially and adversely affect its financial condition, results of operations, and prospects.

As of June 30, 2025 and December 31, 2024, the portion of the warranty reserve expected to be incurred within the next 12 months is included in other current liabilities, while the remaining balance is included in other non-current liabilities on the unaudited interim condensed consolidated balance sheets.

Accrued warranty activities consisted of the following:

	For the six months ended on June 30,
	2024	2025	2025
	VND million	VND million	USD
Accrued warranty at beginning of the period	2,402,151	5,629,435	224,710,003
Changes in the liability for accruals related to pre-existing warranty (including adjustments related to changes in estimates)	(67,682)	519,380	20,732,077
Provision for warranty	936,028	3,505,048	139,910,905
Utilized	(244,395)	(915,282)	(36,535,287)
Accrued warranty at the end of the period	3,026,102	8,738,581	348,817,699
Including: Accrued warranty, current	907,064	4,162,913	166,170,885
Accrued warranty, non-current	2,119,038	4,575,668	182,646,815

(e)Investment

Short-term investments

Short-term investments consist of short-term deposits which are time deposits placed with banks and have original maturities between three months and one year. Interest earned is recorded as interest income in the unaudited interim condensed consolidated statements of operations for the periods presented.

Investment in equity investees

Investments in equity investees represent investments in a joint venture in which the Group jointly controls with other investor but does not own a majority equity interest or control. Such investments are accounted for using the equity method of accounting in accordance with ASC 323-10, Investments - Equity Method and Joint Ventures: Overall. Under the equity method, the Group initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statement of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investment on the consolidated balance sheet. The Group evaluates its equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statement of operations when the decline in value is determined to be other-than-temporary.

No impairment loss had been recorded during the period ended June 30, 2025 and 2024.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(e)Investment (continued)

Other investments

Other investments consist of investment in other entities as disclosed in Note 13. In accordance with ASC 321, Investments – Equity Securities, for investments in an investee over which the Group does not have significant influence, the Group carries the investment at fair value with unrealized gains and losses included in earnings.

(f)Lease

The Group assesses at contract inception whether a contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The lease term corresponds to the non-cancellable period of each contract.

The Group as a Lessee

A lease is classified at the inception date as either a finance lease or an operating lease. As the lessee, a lease is a finance lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the asset’s estimated remaining economic life, d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date or e) the leased asset is of such a specialized nature that it is expected to have no alternative use.

Finance lease assets and liabilities are presented separately on the consolidated balance sheet as finance lease right-of-use assets and finance lease liabilities, current and non-current respectively.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. Operating leases (with an initial term of more than 12 months) are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities (current), and operating lease liabilities (non-current) in the consolidated balance sheet. ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term.

The Group utilizes a market-based approach to estimate the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease prepayments, reduced by lease incentives and accrued rent. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option.

The Group has lease agreements with lease and non-lease components, which are generally accounted for separately. In addition, leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet; the Group recognizes lease expense for these leases on a straight-line basis over the lease term. Certain lease agreements contain rent holidays and escalating rent are considered when determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the leased property for purposes of recognizing lease incentives.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(f)Lease (continued)

The Group as a Lessor

At the commencement date, the lease payments consist of the fixed payments less any lease incentives paid or payable to the lessee relating to the use of the underlying asset during the lease term. Lease payments do not include variable lease payments that do not depend on an index or a rate.

A lease is classified at the lease commencement date as either a sales-type lease or an operating lease. The lessor shall classify a lease as a sales-type lease when the lease meets any of the following criteria: a) the lease transfers ownership of the underlying asset to the lessee by the end of the lease term, b) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, c) the lease term is for the major part of the remaining economic life of the underlying asset, d) the present value of the sum of the lease payments equals or exceeds substantially all of the fair value of the underlying asset, or e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. Notwithstanding the above criteria, leases are classified as operating leases if they have variable lease payments that do not depend on an index or rate and if classifying the lease as a sales-type lease or a direct financing lease would result in the recognition of a selling loss.

For a sales-type lease, at the lease commencement, net investment in the lease is recognized by the sum of the lease receivable and the unguaranteed residual asset. Lease receivable is the present values of the sum of lease payments and the guaranteed residual asset. The Group recognises all revenue and costs associated with the sales-type lease as revenue from leasing activities and cost of leasing activities upon delivery of the underlying asset to the customer. Interest income based on the implicit rate in the lease is recorded to finance income over time as customers are invoiced on a monthly basis. All other leases are accounted for as operating leases wherein the Group recognizes, at the commencement date, the lease payments as income in profit or loss over the lease term on a straight-line basis and the Group recognizes variable lease payments as income in profit or loss in the period in which the changes in facts and circumstances on which the variable lease payment are based occur.

Battery leases

The Group has battery leases accounted for as both operating leases and sales-type leases. The Group’s operating leases for batteries allow variable monthly subscription fees that depend on mileage usage. Both types of battery leases have an indefinite term and can be terminated at any time at the customer’s discretion. At the termination of contract, customers are required to return the batteries to the Group. The Group considers a number of factors, including the technical useful lives of the vehicles and batteries, useful lives of the vehicles, the customer’s termination right, amongst others, in determining the lease term.

Business cooperation contract (“BCC”) with V-Green

In September 2024, VinFast entered into an agreement with V-Green, a related party under common control, to lease the VinFast charging station system with a carrying amount of approximately VND4,200 billion, which is mostly recognized as property, plant, and equipment in exchange for a specified percentage of the total revenue generated from these assets. The lease is classified as an operating lease whereby VinFast acts as the lessor.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(g)Impairment of long-lived assets

The Group evaluates its long-lived assets, including property, plant and equipment, intangible assets with finite lives and right-of-use assets, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition, using the key assumptions, including revenue growth and gross margin improvements. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss on long-lived assets for the excess of the carrying amount of the assets over their fair value.

(h)Fair value measurement

The Group applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

-	Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
-	Level 2-Includes other inputs that are directly or indirectly observable in the marketplace.
-	Level 3-Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations for those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments include cash and cash equivalents, trade receivables, certain other receivables, short-term derivative assets, other investments, long-term derivative assets, amounts due from related parties, certain other non-current assets, accounts payable, accruals, short-term derivative liabilities, short-term loans, long term borrowings, long-term derivative liabilities, amounts due to related parties, and certain other current liabilities. The carrying values of the financial instruments included in current assets and liabilities approximate their fair values due to their short-term maturities. The carrying amount of long-term borrowings approximates its fair value due to the fact that the related interest rates approximate market rates for similar debt instruments of comparable maturities.

For fair value measurements categorized within Level 3 of the fair value hierarchy, the Group uses its valuation processes to decide its valuation policies and procedures and analyse changes in fair value measurements from period to period. For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(i)Current expected credit loss

The Group’s cash and cash equivalents, accounts receivable, net investment in sales-type lease, certain other receivables, and other current assets are in scope of Measurement of Credit Losses on Financial Instruments (“ASC Topic 326”). The Group’s loan receivables from related parties (entities under common control) are excluded from the scope of ASC Topic 326.

The Group has identified the relevant risk characteristics of its customers and the related cash and cash equivalents, accounts receivable, certain other receivables, amounts due from other related parties, other current assets and other non-current assets which include size, type of services or the products the Group provides, or a combination of these characteristics. Receivables and amounts due from related parties with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each reporting date based on the Group’s specific facts and circumstances.

(j)Convenience Translation

Translations of balances in the unaudited interim condensed consolidated balance sheet, unaudited interim condensed consolidated statement of operations, unaudited interim condensed consolidated statement of other comprehensive loss, unaudited interim condensed consolidated statements of shareholders’ equity, unaudited interim condensed consolidated statement of cash flows and the related notes from VND into USD as of and for the six months ended June 30, 2025 are solely for the convenience of the reader and were calculated at the rate of USD1.00 = VND25,052, representing the central exchange rate quoted by the State Bank of Vietnam Operations Centre as of June 30, 2025. No representation is made that the VND amounts represent or could have been, or could be, converted, realized or settled into USD at that rate on June 30, 2025, or at any other rate.

The amounts shown in the unaudited interim condensed consolidated financial statements have been rounded or truncated as deemed appropriate by the management. Accordingly, numerical figures shown as totals in certain tables might not be an arithmetic aggregation of the figures that precede them.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(k)Recent issued accounting pronouncements not yet adopted

ASU 2024-03, Disaggregation of Income Statement Expenses (DISE) (Subtopic 220-40)

On November 4, 2024, FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses. The ASU requires the disaggregated disclosure of specific expense categories, including purchases of inventory, employee compensation, depreciation, and amortization, within relevant income statement captions. This ASU also requires disclosure of the total amount of selling expenses along with the definition of selling expenses.

This ASU applies to all public interest entities and is effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Adoption of this ASU can either be applied prospectively to consolidated financial statements issued for reporting periods after the effective date of this ASU or retrospectively to any or all prior periods presented in the consolidated financial statements. Early adoption is also permitted.

This ASU will likely result in the required additional disclosures being included in our consolidated financial statements, once adopted.

ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures

On December 14, 2023, FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, on improvements to income tax disclosures. The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions.

This ASU applies to all entities subject to income taxes. For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities (non-PBEs), the requirements will be effective for annual periods beginning after December 15, 2025. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. Early adoption is permitted.

This ASU will result in the required additional disclosures being included in our consolidated financial statements, once adopted.